NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS - Ownership (Details) - shares shares in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Nov. 30, 2017
Minera Yanacocha
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Shares repurchased	64
Minera Yanacocha
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Ownership/Economic interest in subsidiaries	54.05%	54.05%	51.35%
Minera Yanacocha | Minera Yanacocha | International Finance Corporation
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Percentage of total shares repurchased	5.00%
Minera Yanacocha | Buenaventura
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Noncontrolling interest, ownership percentage by noncontrolling owners	45.95%	45.95%	43.65%
Primary Beneficiary | Merian
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Ownership interest held (as a percent)		75.00%